Volkswagen Auto Lease Trust 2014-A	Exhibit 99.1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 06-30-16	PAGE 1

A. DATES					Begin	End	# days
1	Determination Date					7/18/2016
2	Payment Date					7/20/2016
3	Collection Period				5/29/2016	6/30/2016	33
4	Monthly Interest Period- Actual				6/20/2016	7/19/2016	30
5	Monthly Interest- Scheduled						30

B. SUMMARY
		Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	263,000,000.00	—	—	—	—	—
7	Class A-2-A Notes	325,000,000.00	—	—	—	—	—
8	Class A-2-B Notes	381,000,000.00	—	—	—	—	—
9	Class A-3 Notes	426,000,000.00	68,094,780.92	—	61,610,854.36	6,483,926.56	0.0152205
10	Class A-4 Notes	104,000,000.00	104,000,000.00	—	—	104,000,000.00	1.0000000

11	Equals: Total Securities	$1,499,000,000.00	$172,094,780.92	$—	$61,610,854.36	$110,483,926.56

12	Overcollateralization	269,948,825.63	296,298,928.29			296,298,928.29

13	Total Securitization Value	$1,768,948,825.63	$468,393,709.21			$406,782,854.85

14	NPV Lease Payments Receivable	765,853,915.91	54,228,584.30			43,242,948.21
15	NPV Base Residual	1,003,094,909.72	414,165,124.91			363,539,906.64

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.20000%	N/A	—	—	—	—
17	Class A-2-A Notes	0.52000%	N/A	—	—	—	—
18	Class A-2-B Notes	0.65805%	0.44805%	—	—	—	—
19	Class A-3 Notes	0.80000%	N/A	45,396.52	0.1065646	61,656,250.88	144.7329833
20	Class A-4 Notes	0.99000%	N/A	85,800.00	0.8250000	85,800.00	0.8250000

	Equals: Total Securities			131,196.52		61,742,050.88

C. COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						9,210,738.30
22	Pull Ahead Waived Payments						—
23	Sales Proceeds — Early Terminations						22,107,263.25
24	Sales Proceeds via Customer — Scheduled Terminations						30,393,943.34
25	Security Deposits for Terminated Accounts						21,849.00
26	Excess Wear and Tear Received						269,133.88
27	Excess Mileage Charges Received						262,699.08
28	Other Recoveries Received						109,809.69

29	Subtotal: Total Collections						62,375,436.54

30	Repurchase Payments						—
31	Postmaturity Term Extension						—
32	Investment Earnings on Collection Account						27,228.20

33	Total Available Funds, prior to Servicer Advances						62,402,664.74

34	Servicer Advance						—

35	Total Available Funds						62,402,664.74

36	Reserve Account Draw						—

37	Available for Distribution						62,402,664.74

D. DISTRIBUTIONS
38	Payment Date Advance Reimbursement (Item 82)						—
39	Servicing Fee (Servicing and Administrative Fees paid pro rata):
40	Servicing Fee Shortfall from Prior Periods						—
41	Servicing Fee Due in Current Period						390,328.09
42	Servicing Fee Shortfall						—
43	Administration Fee (Servicing and Administrative Fees paid pro rata):
44	Administration Fee Shortfall from Prior Periods						—
45	Administration Fee Due in Current Period						5,000.00
46	Administration Fee Shortfall						—
47	Interest Paid to Noteholders						131,196.52
48	First Priority Principal Distribution Amount						—
49	Amount Paid to Reserve Account to Reach Specified Balance						—
50	Subtotal: Remaining Available Funds						61,876,140.13
51	Regular Principal Distribution Amount						61,610,854.36
52	Regular Principal Paid to Noteholders (lesser of Item 50 and Item 51)						61,610,854.36
53	Other Amounts paid to Trustees						—

54	Remaining Available Funds						265,285.77

Volkswagen Auto Lease/Loan Underwritten Funding, LLC, as Transferor, has elected to exercise its option under Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture to purchase the Trust SUBI Certificate immediately after the monthly payment of principal and interest on July 20, 2016 (the Redemption Date) and will deposit $ 110,483,926.56 into the collection account to redeem the balance of the Class A-3 and A-4 Notes. Therefore, pursuant to Section 9.4 of the Trust Agreement and Section 10.1 of the Indenture, the Notes will be redeemed on the Redemption Date.

E. CALCULATIONS
55	Calculation of First Priority Principal Distribution Amount:
56	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		172,094,780.92
57	Less: Aggregate Securitization Value (End of Collection Period)		(406,782,854.85)

58	First Priority Principal Distribution Amount (not less than zero)		—

59	Calculation of Regular Principal Distribution Amount:
60	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		172,094,780.92
61	Less: First Priority Principal Distribution Amount		—
62	Less: Targeted Note Balance		(110,483,926.56)

63	Regular Principal Distribution Amount		61,610,854.36

64	Calculation of Targeted Note Balance:
65	Aggregate Securitization Value (End of Collection Period)		406,782,854.85
66	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(296,298,928.29)

67	Targeted Note Balance		110,483,926.56

68	Calculation of Servicer Advance:
69	Available Funds, prior to Servicer Advances (Item 31)		62,402,664.74
70	Less: Payment Date Advance Reimbursement (Item 80)		—
71	Less: Servicing Fees Paid (Items 38, 39 and 40)		390,328.09
72	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
73	Less: Interest Paid to Noteholders (Item 45)		131,196.52
74	Less: 1st Priority Principal Distribution (Item 56)		—

75	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		61,876,140.13
76	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		—

77	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

78	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		61,876,140.13

79	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

80	Reconciliation of Servicer Advance:
81	Beginning Balance of Servicer Advance		—
82	Payment Date Advance Reimbursement		—
83	Additional Payment Advances for current period		—

84	Ending Balance of Payment Advance		—

F. RESERVE ACCOUNT
85	Reserve Account Balances:
86	Targeted Reserve Account Balance		8,844,744.13
87	Initial Reserve Account Balance		8,844,744.13

88	Beginning Reserve Account Balance		8,844,744.13
89	Plus: Net Investment Income for the Collection Period		3,052.73

90	Subtotal: Reserve Fund Available for Distribution		8,847,796.86
91	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
92	Less: Reserve Account Draw Amount (Item 77)		—

93	Subtotal Reserve Account Balance		8,847,796.86
94	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		3,052.73

95	Equals: Ending Reserve Account Balance		8,844,744.13

96	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

		Units	Amounts
97	Current Period Net Residual Losses:
98	Aggregate Securitization Value for Scheduled Terminated Units	1,919	34,129,698.27
99	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(30,569,468.27)
100	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(397,099.64)
101	Less: Excess Wear and Tear Received		(269,133.88)
102	Less: Excess Mileage Received		(262,699.08)

103	Current Period Net Residual Losses/(Gains)	1,919	2,631,297.40

104	Cumulative Net Residual Losses:
105	Beginning Cumulative Net Residual Losses	17,686	1,712,643.83
106	Current Period Net Residual Losses (Item 101)	1,919	2,631,297.40

107	Ending Cumulative Net Residual Losses	19,605	4,343,941.23

108	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.25%

G. POOL STATISTICS
109	Collateral Pool Balance Data			Initial	Current
110	Aggregate Securitization Value			1,768,948,826	406,782,855
111	Aggregate Base Residual Value			1,179,997,811	374,291,538
112	Number of Current Contracts			68,943	21,903
113	Weighted Average Lease Rate			2.78%	2.72%
114	Average Remaining Term			29.3	4.6
115	Average Original Term			39.2	40.7
116	Proportion of Base Prepayment Assumption Realized				131.95%
117	Actual Monthly Prepayment Speed				1.67%
118	Turn-in Ratio on Scheduled Terminations				91.87%

		Sales Proceeds	Units	Book Amount	Securitization Value
119	Pool Balance - Beginning of Period		24,954	507,147,341	468,393,709
120	Depreciation/Payments			(7,360,781)	(6,645,855)
121	Gross Credit Losses		(16)	(300,900)	(310,497)
122	Early Terminations - Regular		(1,116)	(22,508,597)	(20,524,805)
123	Early Terminations - Lease Pull Aheads		—	—	—
124	Scheduled Terminations - Purchased by Customer	2,771,026	(156)	(2,795,030)	(2,574,233)
125	Scheduled Terminations - Sold at Auction	4,772,890	(584)	(10,525,035)	(9,672,545)
126	Scheduled Terminations - Purchased by Dealer	22,866,927	(1,179)	(23,703,822)	(21,882,919)

127	Pool Balance - End of Period		21,903	439,953,177	406,782,855

128	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage
129	Current		21,330	397,176,561	97.64%
130	31 - 90 Days Delinquent		452	7,622,238	1.87%
131	91+ Days Delinquent		121	1,984,055	0.49%

132	Total		21,903	406,782,855	100.00%

				Units	Amounts
133	Credit Losses:
134	Aggregate Securitization Value on charged-off units			16	310,497
135	Aggregate Liquidation Proceeds on charged-off units				(74,061)
136	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations				—
137	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
138	Recoveries on charged-off units				(110,075)

139	Current Period Aggregate Net Credit Losses/(Gains)			16	126,361

140	Cumulative Net Credit Losses:
141	Beginning Cumulative Net Credit Losses			725	7,703,676
142	Current Period Net Credit Losses (Item 136)			16	126,361

143	Ending Cumulative Net Credit Losses			741	7,830,038

144	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.44%

145	Aging of Scheduled Maturies Not Sold				Units

146	0 - 60 Days since Contract Maturity				1,951
147	61 - 120 Days since Contract Maturity				810
148	121+ Days since Contract Maturity				545

VW CREDIT, INC., as Servicer

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

	Payment Date	Scheduled Reduction (1)
	8/20/2016	80,941,012
	9/20/2016	45,328,947
	10/20/2016	51,481,731
	11/20/2016	53,879,230
	12/20/2016	48,717,448
	1/20/2017	16,865,930
	2/20/2017	8,810,319
	3/20/2017	6,921,314
	4/20/2017	19,770,898
	5/20/2017	20,722,178
	6/20/2017	19,678,271
	7/20/2017	13,168,540
	8/20/2017	6,397,018
	9/20/2017	4,780,589
	10/20/2017	3,887,939
	11/20/2017	3,609,558
	12/20/2017	1,752,076
	1/20/2018	69,857
	2/20/2018	—
	3/20/2018	—
	4/20/2018	—
	5/20/2018	—
	6/20/2018	—
	7/20/2018	—
	8/20/2018	—
	9/20/2018	—
	10/20/2018	—
	11/20/2018	—
	12/20/2018	—
	1/20/2019	—
	2/20/2019	—
	3/20/2019	—
	4/20/2019	—
	5/20/2019	—
	6/20/2019	—
	7/20/2019	—
	8/20/2019	—
	9/20/2019	—
	10/20/2019	—
	11/20/2019	—
	12/20/2019	—
	1/20/2020	—
	2/20/2020	—
	3/20/2020	—
	4/20/2020	—
	5/20/2020	—
	6/20/2020	—
	7/20/2020	—
	8/20/2020	—
	9/20/2020	—
	10/20/2020	—
	11/20/2020	—
	12/20/2020	—
	1/20/2021	—
	2/20/2021	—
	3/20/2021	—
	4/20/2021	—
	5/20/2021	—

	Total:	406,782,854.84

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month